Consolidated Statements of Operations		12 Months Ended
		Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares
Revenues
Total revenues		$ 21,984,803	$ 2,803,469	$ 23,081,094	$ 49,450,434
Cost of revenues
Cost of revenues		19,062,695	2,430,846	19,439,759	42,120,168
Gross profit		2,922,108	372,623	3,641,335	7,330,266
Operating expenses
General and administrative expenses		15,647,389	1,995,331	10,749,795	4,480,135
Total operating expenses		15,647,389	1,995,331	10,749,795	4,480,135
Income (loss) from operations		(12,725,281)	(1,622,708)	(7,108,460)	2,850,131
Other income (expenses)
Interest expense				(1,846)	(10,367)
Other income		495,957	63,244	599,134	52,807
Equity in loss of unconsolidated investees		(3,025,521)	(385,810)	(111,379)
Total other income (expenses), net		(2,529,564)	(322,566)	485,909	42,440
Income (Loss) before income tax		(15,254,845)	(1,945,274)	(6,622,551)	2,892,571
Income tax expense (credit)
Current		12,782	1,630	(56,010)	297,067
Deferred		728,286	92,870	(728,286)
Total income tax expense (credit)		741,068	94,500	(784,296)	297,067
Net income (loss)		$ (15,995,913)	$ (2,039,774)	$ (5,838,255)	$ 2,595,504
Weighted average number of Ordinary Shares
Basic (in Shares)	[1]	1,893,123	1,893,123	1,775,014	1,600,000
Diluted (in Shares)	[1]	1,893,123	1,893,123	1,775,014	1,600,000
Earnings (loss) per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ (8.45)	$ (1.08)	$ (3.29)	$ 1.62
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ (8.45)	$ (1.08)	$ (3.29)	$ 1.62
Third parties
Cost of revenues
Cost of revenues		$ 18,633,695	$ 2,376,141	$ 18,306,259	$ 40,980,168
Related parties
Cost of revenues
Cost of revenues		429,000	54,705	1,133,500	1,140,000
Cloud services and data center managed services | Third parties
Revenues
Total revenues		15,444,127	1,969,411	14,388,087	39,604,258
Cloud services and data center managed services | Related parties
Revenues
Total revenues		2,040,000	260,138		1,800,000
Telecommunication, consultancy and related services | Third parties
Revenues
Total revenues		$ 4,500,676	$ 573,920	$ 8,693,007	$ 8,046,176

[1]	Giving retroactive effect to share consolidation of the Company’s ordinary shares at a ratio of one-for-ten effective on October 8, 2026